Trade and Other Receivables and Prepayments (Details) - Schedule of Detailed Information About Trade and Other Receivables and Prepayments - ZAR (R) R in Thousands	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
Schedule of Detailed Information About Trade and Other Receivables and Prepayments [Abstract]
Trade receivables	R 554,107	R 485,740
Expected credit loss provision	(165,240)	(149,541)
Total trade receivables	388,867	336,199
Other receivables
Deposits	500,646	11,811
Sundry debtors	24,656	24,739
Finance lease receivables	17,326	21,403
Subtotal	931,495	394,152
Prepayments	55,778	32,387
Other taxes	16,956	7,367
Total trade and other receivables and prepayments	1,004,229	433,906
Non-current	18,831	24,715
Current	985,398	409,191
Total non-current	R 1,004,229	R 433,906